REVENUE DISAGGREGATION (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of disaggregated revenues

	For the Year Ended December 31,
	2022	2021
Primary Geographical Markets
North America	$4,514,000	$4,684,000
Europe	115,000	359,000
Other	893,000	303,000
Total Revenue	$5,522,000	$5,346,000

Major Goods
Power supply units	$5,214,000	$5,328,000
EV chargers	308,000	18,000
Total Revenue	$5,522,000	$5,346,000

Timing of Revenue Recognition
Revenue recognized over time	$22,000	$-
Goods transferred at a point in time	5,500,000	5,346,000
Total Revenue	$5,522,000	$5,346,000

Schedule of related party sales

	For the Year Ended December 31,
	2022	2021
Related Party
Subsidiaries of Ault	$26,000	$23,000
Entities Ault holds an investment interest in	1,000	-
Total Revenue	$27,000	$23,000

Schedule of concentration

	For the Year Ended		For the Year Ended
	December 31, 2022		December 31, 2021
	Total Revenue	Percentage of	Total Revenue	Percentage of
	by Major	Total Company	by Major	Total Company
	Customers	Revenue	Customer	Revenue
Customer A	$935,000	17%	$933,000	17%
Customer B	$-	-%	$628,000	12%